Expenses Associated With Long-Duration Insurance Products - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Duration Insurance Products [Line Items]
Percent of consolidated premiums and services revenues related to long-duration insurance products	2.00%
Future policy benefits payable	$ 2,349,000,000	$ 2,207,000,000
Benefit expense with future policy benefits payable	32,000,000	354,000,000	$ 136,000,000
Charge related to closed block of long-term care policies		243,000,000	29,000,000
Amortization of deferred acquisition costs	39,000,000	55,000,000	$ 44,000,000
Adjustment to future policy benefits assuming unrealized gains on investments realized and reinvested at current yields	123,000,000	0
Increase in future policy benefits payable		350,000,000
Increase in reinsurance recoverable		107,000,000
Deferred acquisition costs associated with our individual major medical policies	59,000,000	66,000,000
100% Coinsurance Agreements
Long Duration Insurance Products [Line Items]
Future policy benefits payable	$ 210,000,000	215,000,000
Percentage of coinsurance agreement	100.00%
Closed Block Long Term Care Policies
Long Duration Insurance Products [Line Items]
Future policy benefits payable	$ 1,500,000,000	1,400,000,000
Individual Major Medical Policies
Long Duration Insurance Products [Line Items]
Future policy benefits payable	$ 297,000,000	$ 327,000,000